Statements of Cash Flows - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Loss	$ (14,278,256)	$ (4,700,613)	$ (1,372,549)
Adjustment to reconcile net loss to net cash generated from operating activities:
Depreciation	349,980	253,956	36,362
Loss on disposal of property, plant and equipment	85,309	2,701
Deferred tax provision	873,102	(716,922)	(296,444)
Share-based compensation expense	5,053,715	2,766,817	145
Provision for warranty liabilities	53,247	7,928
Changes in operating assets and liabilities:
Accounts receivable, net	44,806	(45,064)
Inventories, net	(162,791)	(1,304,383)	(135,385)
Prepayments – related party	96,745	451,013	(547,758)
Prepayments – third parties	(678,167)	4,134	(19,455)
Amount due from a related party	(2,969,777)
Deferred initial public offering costs	(336,731)
Long-term deposits	53,604	(77,435)	(6,131)
Accounts payable	(229,170)	961,925	2,910
Accruals and other current liabilities	637,549	206,529	183,257
Contract liabilities	894	35,243
Amount due to a related party	(511,368)	(49,170)	300,072
Income taxes payable	(23,616)	11,834	11,782
Asset retirement obligations	1,002
Refund liability	278,752
Prepaid of the operating lease obligations	(14,725)
Other non-current liabilities	(545)
Cash used in operating activities	(11,676,441)	(2,191,507)	(1,843,194)
Purchase of property, plant and equipment	(623,465)	(2,476,730)	(210,965)
Purchase of cost method investment		(3,455)
Proceeds from disposal of property, plant and equipment		43,304
Cash used in investing activities	(623,465)	(2,436,881)	(210,965)
(Repayment of)/proceeds from loans payable – third party	(790,450)	1,298,658	1,033,754
Proceed from loans payable to a shareholder	200,763
(Repayment of)/proceeds from loan payable – financial institution	(9,658)	69,104
Proceeds from bank loan – current	3,557,780	28,516
Repayments of finance lease obligation	(36,928)	(38,662)	(36,268)
Proceeds from shares to be issued		241,865
Proceeds from issuance of preference shares		875,350
Proceeds from issuance of shares	9,826,593	2,038,510	1,095,774
Cash provided by financing activities	12,748,100	4,513,341	2,093,260
Foreign currency effect	(412,493)	3,433	48,693
Net change in cash	35,701	(111,614)	87,794
Cash as of beginning of the year	3,772	115,386	27,592
Cash as of the end of the year	39,473	3,772	115,386
Supplementary disclosure of cash flows information
Cash paid for interest	161,760	18,216	7,085
Cash paid for taxes	23,616	19,678	1,077
Supplementary disclosure on non-cash flows information
Initial recognition of operating lease related to right-of-use assets	356,784	749,979	387,614
Net increase/(decrease) in cash	$ 35,701	$ (111,614)	$ 87,794